The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 72.2%
	AGGREGATE BOND — 6.4%
19,882	Eaton Vance Short Duration Income ETF	$1,016,567
47,519	Eaton Vance Total Return Bond ETF	2,417,054
62,189	JPMorgan International Bond Opportunities ETF	3,023,629
16,881	UVA Unconstrained Medium-Term Fixed Income ETF	367,499
39,223	Vanguard Intermediate-Term Bond ETF	3,033,507
		9,858,256
	BROAD MARKET — 5.5%
22,000	JPMorgan U.S. Momentum Factor ETF	1,414,380
29,952	Vanguard U.S. Momentum Factor ETF	5,167,319
35,107	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	1,799,479
		8,381,178
	CONVERTIBLE — 2.5%
43,106	iShares Convertible Bond ETF	3,883,851
	CORPORATE — 5.5%
26,618	iShares High Yield Systematic Bond ETF	1,263,690
35,776	iShares Investment Grade Systematic Bond ETF	1,625,661
50,034	SPDR Portfolio Short Term Corporate Bond ETF	1,510,526
44,344	VanEck IG Floating Rate ETF	1,130,772
19,801	Vanguard Intermediate-Term Corporate Bond ETF	1,641,899
28,080	Xtrackers Short Duration High Yield Bond ETF	1,272,586
		8,445,134
	EMERGING MARKETS — 2.1%
59,737	Schwab Fundamental Emerging Markets Equity ETF	1,971,918
30,591	SPDR S&P Emerging Markets Dividend ETF	1,166,129
		3,138,047
	FIXED INCOME EMERGING MARKET — 1.0%
75,051	VanEck Emerging Markets High Yield Bond ETF	1,487,511
	GLOBAL — 3.6%
7,154	Affinity World Leaders Equity ETF	238,054
35,390	SPDR Global Dow ETF	5,331,047
		5,569,101
	GOVERNMENT — 3.2%
24,231	iShares 10-20 Year Treasury Bond ETF	2,461,870
25,998	iShares 7-10 Year Treasury Bond ETF	2,489,828
		4,951,698
	HIGH YIELD BOND — 1.2%
37,996	Pacer Pacific Asset Floating Rate High Income ETF	1,808,610

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 3.3%
40,064	Invesco Dorsey Wright Developed Markets Momentum ETF	$1,840,941
31,176	Invesco S&P International Developed Momentum ETF	1,597,458
15,957	iShares International Small-Cap Equity Factor ETF	618,653
28,955	iShares MSCI Intl Value Factor ETF	952,330
		5,009,382
	LARGE-CAP — 19.7%
57,068	Fidelity High Dividend ETF	2,968,677
20,914	Invesco S&P 100 Equal Weight ETF	2,299,913
5,112	iShares Russell Top 200 Growth ETF	1,260,159
14,662	Principal U.S. Mega-Cap ETF	917,255
28,014	Schwab Fundamental U.S. Large Co. ETF	687,464
115,503	Schwab U.S. Large-Cap Growth ETF	3,373,843
5,240	Vanguard Growth ETF	2,297,216
14,345	Vanguard Mega Cap ETF	3,226,477
8,704	Vanguard S&P 500 ETF	4,944,133
17,130	Vanguard Value ETF	3,027,556
23,947	WisdomTree U.S. LargeCap Fund	1,532,847
40,790	WisdomTree U.S. Value Fund	3,524,256
		30,059,796
	MID-CAP — 9.2%
77,745	Fidelity Small-Mid Multifactor ETF	3,224,085
24,365	iShares Russell Mid-Cap Growth ETF	3,378,938
23,371	Janus Henderson Small/Mid Cap Growth Alpha ETF	1,814,758
12,973	Vanguard Mid-Cap Growth ETF	3,689,392
24,148	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,026,259
		14,133,432
	MORTGAGE BACKED — 1.5%
46,555	iShares CMBS ETF	2,268,160
	OECD COUNTRIES — 0.5%
24,929	Fidelity Enhanced International ETF	829,139
	PRECIOUS METALS — 1.6%
40,261	abrdn Physical Silver Shares ETF*	1,385,381
16,178	iShares Gold Trust*	1,008,860
		2,394,241
	SMALL-CAP — 3.0%
18,306	Invesco S&P SmallCap Momentum ETF	1,245,174
11,868	JPMorgan Small & Mid Cap Enhanced Equity ETF	702,704
6,420	Vanguard Small-Cap ETF	1,521,412

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP (Continued)
4,078	Vanguard Small-Cap Growth ETF	$1,129,361
		4,598,651
	TECHNOLOGY — 1.3%
3,093	Vanguard Information Technology ETF	2,051,525
	THEMATIC — 1.1%
36,766	Global X U.S. Infrastructure Development ETF	1,602,262
	Total Exchange-Traded Funds
	(Cost $101,721,089)	110,469,974
	MUTUAL FUNDS — 26.9%
	AGGREGATE BOND — 2.9%
64,584	Allspring Core Plus Bond Fund - Class R6	727,216
209,073	Vanguard Core Bond Fund, Admiral Shares	3,773,776
		4,500,992
	AGGREGATE BOND SHORT — 0.5%
77,278	Victory Short-Term Bond Fund - Class R6	708,635
	BLEND BROAD MARKET — 2.2%
121,896	DFA U.S. Vector Equity Portfolio - Class Institutional	3,403,345
	BLEND LARGE CAP — 1.3%
49,871	DFA U.S. Large Co. Portfolio - Class Institutional	2,052,683
	EMERGING MARKET STOCK — 0.6%
10,997	New World Fund, Inc. - Class F-3	979,274
	EMERGING MARKETS BOND — 2.2%
138,603	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,304,299
	FOREIGN AGGREGATE BOND — 0.9%
122,828	Dodge & Cox Global Bond Fund - Class I	1,368,303
	FOREIGN BLEND — 5.0%
45,580	DFA International Small Co. Portfolio - Class Institutional	1,073,859
179,959	Dimensional Global Equity Portfolio - Class Institutional	6,588,310
		7,662,169
	FOREIGN GROWTH — 0.6%
42,344	Vanguard International Explorer Fund - Class Investor	838,421
	FOREIGN VALUE — 1.1%
30,430	DFA International Small Cap Value Portfolio - Class Institutional	839,250

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE (Continued)
30,574	DFA International Value Portfolio - Class Institutional	$761,909
		1,601,159
	GENERAL CORPORATE BOND — 1.2%
191,944	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,811,950
	GROWTH BROAD MARKET — 3.7%
81,760	New Perspective Fund - Class R-6	5,717,456
	GROWTH LARGE CAP — 2.6%
55,432	Nuveen Large Cap Growth Index Fund - Class R6	3,937,859
	HIGH YIELD BOND — 0.8%
129,643	American High-Income Trust - Class F-3	1,276,980
	VALUE MID CAP — 1.3%
61,016	DFA U.S. Targeted Value Portfolio - Class Institutional	2,035,484
	Total Mutual Funds
	(Cost $37,066,248)	41,199,009
	MONEY MARKET FUNDS — 2.8%
160,629	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	160,629
4,097,339	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%[1]	4,097,339
	Money Market Funds
	(Cost $4,257,968)	4,257,968
	TOTAL INVESTMENTS — 101.9%
	(Cost $143,045,305)	155,926,951
	Liabilities in Excess of Other Assets — (1.9)%	(2,913,826)
	TOTAL NET ASSETS — 100.0%	$153,013,125

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.